Members' Equity - Issuances of Class A-3 and Class B Units (FY) (Details) - Class A-3 and Class B Units - shares	6 Months Ended	12 Months Ended
	Jun. 15, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Units
Outstanding beginning balance (in shares)	274,816	264,077	245,371	252,241
Granted (in shares)		14,250	25,990	44,125
Repurchase (in shares)	(8,279)	(1,900)		(12,391)
Cancellations (in shares)	(4,288)	(1,611)	(7,284)	(38,604)
Outstanding ending balance (in shares)	262,249	274,816	264,077	245,371
Vested (in shares)		234,114	207,398